Accounts and notes payable and accruals and other current liabilities	12 Months Ended
Dec. 31, 2024
Accounts and notes payable and accruals and other current liabilities
Accounts and notes payable and accruals and other current liabilities

10. Accounts and notes payable and accruals and other current liabilities

Accounts and notes payable consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Commission payables to network partners and location partners	418,242	295,490
Entry fees payable to location partners	21,475	12,287
Payables for purchase of goods	273,906	185,945
Payables for maintenance cost	21,453	25,220
Others	32,593	44,490
Total	767,669	563,432

Accruals and other current liabilities consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Deposits from end users	250,849	270,019
Advance from network partners	27,961	11,276
Contract liabilities(a)	18,681	4,335
Warranty liabilities	7,399	13,920
Vendor deposits	4,500	19,030
Others	27,569	26,898
Total	336,959	345,478
(a)	The following table shows a reconciliation in the current reporting period related to carried-forward contract liabilities:

	Year Ended
	December 31,2023	December 31,2024
	RMB	RMB
Contract liabilities - beginning of year	—	18,681
Additions	67,033	17,828
Recognition	(48,352)	(32,174)
Contract liabilities - end of year	18,681	4,335

As of December 31, 2023 and 2024, contract liabilities are primarily derived from the contracts with enterprise customers for PV business. Substantially all of the balance of contract liabilities are generally recognized as revenue within one year.